Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Summary of Related Party Transactions
b.	The Company charters two vessels to Teekay. In addition, Teekay and its wholly owned subsidiary and the Company’s manager, Teekay Tankers Management Services Ltd. (the Manager), provide commercial, technical, strategic and administrative services to the Company. In addition, certain of the Company’s vessels participate in pooling arrangements that, with the exception of an MR pool, are managed by entities owned in whole or in part by subsidiaries of Teekay (collectively the Pool Managers). Such related party transactions were as follows:

	Year Ended
	December 31,
	2013	2012	2011
	$	$	$
Time-charter revenues(i)	13,506	14,604	3,873
Pool management fees and commissions(ii)	4,043	3,565	2,674
Commercial management fees(iii)	1,079	1,118	982
Vessel operating expenses - crew training	1,163	2,870	2,263
Vessel operating expenses - technical management fee(iv)	5,637	4,379	3,064
General and administrative(v)	10,783	5,492	3,420
Vessel operating expenses - technical management fee - Dropdown Predecessor(iv)&(note 1)	—	2,566	5,390
General and administrative - Dropdown Predecessor(note 1)	—	—	2,126
Interest expense - Dropdown Predecessor (note 1)	—	11,660	36,354

(i)	The Company has chartered-out the Pinnacle Spirit and Summit Spirit to Teekay under fixed-rate time-charter contracts, which expire in 2014.
(ii)	The Company’s share of the Pool Managers’ fees which are reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of loss.
(iii)	The Manager’s commercial management fees for vessels on time-charter out contracts, which are reflected in voyage expenses on the Company’s consolidated statements of loss.
(iv)	The cost of ship management services provided by the Manager of $5.6 million, $7.0 million and $8.5 million for the years ended December 31, 2013, 2012 and 2011, respectively, have been presented as vessel operating expenses (see Note 1). The amount reclassified from general and administrative to vessel operating expenses to conform to the presentation adopted in the current year was $4.4 million for the Company’s own fleet and $2.6 million attributable to the Dropdown Predecessor, respectively, for the year ended December 31, 2012. The amount reclassified from general and administrative to vessel operating expenses was $3.1 million for the Company’s own fleet and $5.4 million attributable to the Dropdown Predecessor, respectively, for the year ended December 31, 2011.
(v)	The Manager’s strategic and administrative service fees.